GLOBAL X FUNDS
(THE "TRUST")
SUPPLEMENT DATED NOVEMBER 28, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR EACH SERIES OF THE TRUST (THE "FUNDS") LISTED IN SCHEDULE A APPENDED HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI, as applicable.

Effective immediately, for the Funds listed in Schedule A hereto, John Belanger no longer serves as Chief Operating Officer and Chief Financial Officer for the Funds, and all references to Mr. Belanger in each Fund's SAI are deleted in their entirety.

Alex Ashby will now serve as Chief Operating Officer and Ronnie Riven will now serve as Chief Financial Officer for the Funds listed in Schedule A hereto, and the table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST – BOARD OF TRUSTEES AND OFFICERS - Interested Trustee/Officers" is hereby amended to include the following:

Name (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees During the Past 5 Years
Alex Ashby (1986)	Chief Operating Officer (since 11/2023)	Head of Product Development, GXMC (since 2019); Vice President, Director of Product Development (2015 - 2018)	113 (109 of which are operational)	None
Ronnie Riven (1984)	Chief Financial Officer (since 11/2023); Treasurer and Principal Accounting Officer (since 12/2020)	Head of Finance & Business Management, GXMC (since 01/2022); Treasurer, GXMC (since 02/2022); Director of Finance, GXMC (08/2018-12/2021); Director of Accounting and Finance at Barclays Center (2016-2018)	113 (109 of which are operational)	None
* * * * * * * * * *

SCHEDULE A

FUND NAME	DATE OF SUMMARY PROSPECTUS	DATE OF STATUTORY PROSPECTUS	DATE OF SAI
Global X MSCI Colombia ETF (GXG)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI China Consumer Discretionary ETF (CHIQ)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI China Industrials ETF (CHII)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI China Communication Services ETF (CHIC)	March 1, 2023	March 1, 2023	March 1, 2023

Global X MSCI China Financials ETF (CHIX)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI China Energy ETF (CHIE)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI China Materials ETF (CHIM)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI Norway ETF (NORW)	March 1, 2023	March 1, 2023	March 1, 2023
Global X FTSE Southeast Asia ETF (ASEA)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI Argentina ETF (ARGT)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI Greece ETF (GREK)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI Nigeria ETF (NGE)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI Next Emerging & Frontier ETF (EMFM)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI Portugal ETF (PGAL)	March 1, 2023	March 1, 2023	March 1, 2023
Global X DAX Germany ETF (DAX)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI Pakistan ETF (PAK)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI China Consumer Staples ETF (CHIS)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI China Health Care ETF (CHIH)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI China Information Technology ETF (CHIK)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI China Real Estate ETF (CHIR)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI China Utilities ETF (CHIU)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI Vietnam ETF (VNAM)	March 1, 2023	March 1, 2023	March 1, 2023

Global X Copper Miners ETF (COPX)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Silver Miners ETF (SIL)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Gold Explorers ETF (GOEX)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Uranium ETF (URA)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Lithium & Battery Tech ETF (LIT)	March 1, 2023	March 1, 2023	March 1, 2023
Global X SuperDividend® ETF (SDIV)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Social Media ETF (SOCL)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Guru® Index ETF (GURU)	March 1, 2023	March 1, 2023	March 1, 2023
Global X SuperIncome™ Preferred ETF (SPFF)	March 1, 2023	March 1, 2023	March 1, 2023
Global X SuperDividend® U.S. ETF (DIV)	March 1, 2023	March 1, 2023	March 1, 2023
Global X S&P 500® Covered Call ETF (XYLD)	March 1, 2023	March 1, 2023	March 1, 2023
Global X NASDAQ 100® Covered Call ETF (QYLD)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI SuperDividend® Emerging Markets ETF (SDEM)	March 1, 2023	March 1, 2023	March 1, 2023
Global X SuperDividend® REIT ETF (SRET)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Renewable Energy Producers ETF (RNRG)	March 1, 2023	March 1, 2023	March 1, 2023
Global X S&P 500® Catholic Values ETF (CATH)	March 1, 2023	March 1, 2023	March 1, 2023
Global X MSCI SuperDividend® EAFE ETF (EFAS)	March 1, 2023	March 1, 2023	March 1, 2023
Global X E-commerce ETF (EBIZ)	March 1, 2023	March 1, 2023	March 1, 2023

Global X Russell 2000 Covered Call ETF (RYLD)	March 1, 2023	March 1, 2023	March 1, 2023
Global X S&P Catholic Values Developed ex-U.S. ETF (CEFA)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Nasdaq 100® Covered Call & Growth ETF (QYLG)	March 1, 2023	March 1, 2023	March 1, 2023
Global X S&P 500® Covered Call & Growth ETF (XYLG)	March 1, 2023	March 1, 2023	March 1, 2023
Global X S&P 500® Tail Risk ETF (XTR)	March 1, 2023	March 1, 2023	March 1, 2023
Global X S&P 500® Risk Managed Income ETF (XRMI)	March 1, 2023	March 1, 2023	March 1, 2023
Global X S&P 500® Collar 95-110 ETF (XCLR)	March 1, 2023	March 1, 2023	March 1, 2023
Global X NASDAQ 100® Tail Risk ETF (QTR)	March 1, 2023	March 1, 2023	March 1, 2023
Global X NASDAQ 100® Risk Managed Income ETF (QRMI)	March 1, 2023	March 1, 2023	March 1, 2023
Global X NASDAQ 100® Collar 95-110 ETF (QCLR)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Disruptive Materials ETF (DMAT)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Dow 30® Covered Call ETF (DJIA)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Russell 2000 Covered Call & Growth ETF (RYLG)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Financials Covered Call & Growth ETF (FYLG)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Health Care Covered Call & Growth ETF (HYLG)	March 1, 2023	March 1, 2023	March 1, 2023
Global X Information Technology Covered Call & Growth ETF (TYLG)	March 1, 2023	March 1, 2023	March 1, 2023
Global X S&P Catholic Values U.S. Aggregate Bond ETF (CAGG)*	March 1, 2023	March 1, 2023	March 1, 2023
Global X Blockchain & Bitcoin Strategy ETF (BITS)	March 1, 2023	March 1, 2023	March 1, 2023

Global X MLP ETF (MLPA)	April 1, 2023	April 1, 2023	April 1, 2023
Global X MLP & Energy Infrastructure ETF (MLPX)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Alternative Income ETF (ALTY)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Conscious Companies ETF (KRMA)	April 1, 2023	April 1, 2023	April 1, 2023
Global X U.S. Preferred ETF (PFFD)	April 1, 2023	April 1, 2023	April 1, 2023
Global X S&P 500® Quality Dividend ETF (QDIV)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Adaptive U.S. Factor ETF (AUSF)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Variable Rate Preferred ETF (PFFV)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Adaptive U.S. Risk Management ETF (ONOF)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Millennial Consumer ETF (MILN)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Health & Wellness ETF (BFIT)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Aging Population ETF (AGNG)	April 1, 2023	April 1, 2023	April 1, 2023
Global X FinTech ETF (FINX)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Internet of Things ETF (SNSR)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Robotics & Artificial Intelligence ETF (BOTZ)	April 1, 2023	April 1, 2023	April 1, 2023
Global X U.S. Infrastructure Development ETF (PAVE)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Autonomous & Electric Vehicles ETF (DRIV)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Artificial Intelligence & Technology ETF (AIQ)	April 1, 2023	April 1, 2023	April 1, 2023

Global X Genomics & Biotechnology ETF (GNOM)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Cloud Computing ETF (CLOU)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Cannabis ETF (POTX)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Cybersecurity ETF (BUG)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Thematic Growth ETF (GXTG)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Video Games & Esports ETF (HERO)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Telemedicine & Digital Health ETF (EDOC)	April 1, 2023	April 1, 2023	April 1, 2023
Global X China Biotech Innovation ETF (CHB)	April 1, 2023	April 1, 2023	April 1, 2023
Global X CleanTech ETF (CTEC)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Data Center REITs & Digital Infrastructure ETF (VPN)	April 1, 2023	April 1, 2023	April 1, 2023
Global X AgTech & Food Innovation ETF (KROP)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Blockchain ETF (BKCH)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Clean Water ETF (AQWA)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Hydrogen ETF (HYDR)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Solar ETF (RAYS)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Wind Energy ETF (WNDY)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Metaverse ETF (VR)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Green Building ETF (GRNR)	April 1, 2023	April 1, 2023	April 1, 2023

Global X Interest Rate Hedge ETF (RATE)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Interest Rate Volatility & Inflation Hedge ETF (IRVH)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Emerging Markets Bond ETF (EMBD)	April 1, 2023	April 1, 2023	April 1, 2023
Global X Nasdaq 100 ESG Covered Call ETF (QYLE)	February 17, 2023	February 17, 2023	February 17, 2023
Global X S&P 500 ESG Covered Call ETF (XYLE)	February 17, 2023	February 17, 2023	February 17, 2023
Global X PropTech ETF (PTEC)	March 20, 2023	March 17, 2023	March 17, 2023
Global X Carbon Credits Strategy ETF (NTRL)	April 13, 2023	April 11, 2023	April 11, 2023
Global X U.S. Cash Flow Kings 100 ETF (FLOW)	June 20, 2023	June 15, 2023	June 15, 2023
Global X 1-3 Month T-Bill ETF (CLIP)	June 20, 2023	June 15, 2023	June 15, 2023
Global X Dow 30® Covered Call & Growth ETF (DYLG)	July 6, 2023	July 4, 2023	July 4, 2023
Global X Emerging Markets ETF (EMM)	August 28, 2023	August 28, 2023	August 28, 2023
Global X Emerging Markets Great Consumer ETF (EMC)	August 28, 2023	August 28, 2023	August 28, 2023
Global X India Active ETF (NDIA)	June 23, 2023	June 23, 2023	June 27, 2023
Global X Brazil Active ETF (BRAZ)	June 23, 2023	June 23, 2023	June 27, 2023
Global X Defense Tech ETF (SHLD)	July 31, 2023	July 31, 2023	August 2, 2023
Global X MSCI Emerging Markets Covered Call ETF (EMCC)	October 24, 2023	October 24, 2023	October 27, 2023

*Not Open for Investment

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE